Loan Capital - Additional Tier 1 loan capital (Details) $ / shares in Units, $ in Millions, $ in Millions	Mar. 08, 2019 AUD ($) $ / shares	Dec. 18, 2018 AUD ($) $ / shares	Sep. 30, 2019 USD ($)	Sep. 30, 2019 AUD ($)		Sep. 30, 2018 USD ($)	Sep. 30, 2018 AUD ($)		Sep. 30, 2017 AUD ($)
Loan capital
Loan capital				$ 21,826	[1]		$ 17,265	[1]	$ 17,666
Westpac capital notes
Loan capital
Loan capital				7,411			7,370
$1,384 million WCN
Loan capital
Principal amount							1,384
Loan capital							$ 1,382
Value of Westpac CPS transferred	$ 662	$ 722
Value per share of Westpac CPS transferred to nominated party | $ / shares	$ 100	$ 100
$1,384 million WCN | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)						3.20%	3.20%
$1,311 million WCN2
Loan capital
Principal amount				1,311			$ 1,311
Loan capital				$ 1,308			$ 1,305
$1,311 million WCN2 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)			3.05%	3.05%		3.05%	3.05%
$1,324 million WCN3
Loan capital
Principal amount				$ 1,324			$ 1,324
Loan capital				$ 1,319			$ 1,316
$1,324 million WCN3 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)			4.00%	4.00%		4.00%	4.00%
$1,702 million WCN4
Loan capital
Principal amount				$ 1,702			$ 1,702
Loan capital				$ 1,694			$ 1,691
$1,702 million WCN4 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)			4.90%	4.90%		4.90%	4.90%
$1,690 million WCN5
Loan capital
Principal amount				$ 1,690			$ 1,690
Loan capital				$ 1,677			$ 1,676
$1,690 million WCN5 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)			3.20%	3.20%		3.20%	3.20%
$1,423 million WCN6
Loan capital
Principal amount				$ 1,423
Loan capital				$ 1,413
$1,423 million WCN6 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)			3.70%	3.70%
USD AT1 securities
Loan capital
Loan capital				$ 1,913			$ 1,585
US$1,250 million securities
Loan capital
Principal amount			$ 1,250			$ 1,250
Loan capital				$ 1,913			$ 1,585
US$1,250 million securities | Fixed interest rate
Loan capital
Interest rate (as a percent)			5.00%	5.00%		5.00%	5.00%
US$1,250 million securities | 5-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)			2.89%	2.89%		2.89%	2.89%
Parent Entity
Loan capital
Loan capital				$ 21,826	[1]		$ 17,265	[1]	$ 17,666
Parent Entity | Westpac capital notes
Loan capital
Loan capital				7,411			7,370
Parent Entity | $1,384 million WCN
Loan capital
Principal amount							1,384
Loan capital							$ 1,382
Value of Westpac CPS transferred	$ 662	$ 722
Value per share of Westpac CPS transferred to nominated party | $ / shares	$ 100	$ 100
Parent Entity | $1,384 million WCN | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)						3.20%	3.20%
Parent Entity | $1,311 million WCN2
Loan capital
Principal amount				1,311			$ 1,311
Loan capital				$ 1,308			$ 1,305
Parent Entity | $1,311 million WCN2 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)			3.05%	3.05%		3.05%	3.05%
Parent Entity | $1,324 million WCN3
Loan capital
Principal amount				$ 1,324			$ 1,324
Loan capital				$ 1,319			$ 1,316
Parent Entity | $1,324 million WCN3 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)			4.00%	4.00%		4.00%	4.00%
Parent Entity | $1,702 million WCN4
Loan capital
Principal amount				$ 1,702			$ 1,702
Loan capital				$ 1,694			$ 1,691
Parent Entity | $1,702 million WCN4 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)			4.90%	4.90%		4.90%	4.90%
Parent Entity | $1,690 million WCN5
Loan capital
Principal amount				$ 1,690			$ 1,690
Loan capital				$ 1,677			$ 1,676
Parent Entity | $1,690 million WCN5 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)			3.20%	3.20%		3.20%	3.20%
Parent Entity | $1,423 million WCN6
Loan capital
Principal amount				$ 1,423
Loan capital				$ 1,413
Parent Entity | $1,423 million WCN6 | 90 day bank bill rate
Loan capital
Interest rate adjustments (as a percent)			3.70%	3.70%
Parent Entity | USD AT1 securities
Loan capital
Loan capital				$ 1,913			$ 1,585
Parent Entity | US$1,250 million securities
Loan capital
Principal amount			$ 1,250			$ 1,250
Interest rate (as a percent)			5.00%	5.00%		5.00%	5.00%
Loan capital				$ 1,913			$ 1,585
Parent Entity | US$1,250 million securities | 5-year USD mid-market swap rate
Loan capital
Interest rate adjustments (as a percent)			2.89%	2.89%		2.89%	2.89%

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.